Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of interests in associates

Principal associates of HSBC
	2018		2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	17,754	10,991	18,057	10,491
The Saudi British Bank	3,557	5,222	3,618	4,320

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2018
	Footnotes	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited		People’s Republic of China	Banking services	19.03
The Saudi British Bank	1	Saudi Arabia	Banking services	40.00

1
In 2018, The Saudi British Bank announced a merger agreement with Alawwal Bank in Saudi Arabia. The merger, subject to shareholder and regulatory approval, is expected to be completed in 2019 and would dilute HSBC’s shareholding in the merged bank from 40% to 29.2%.

	At 31 Dec 2018			At 31 Dec 2017
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.0	17.8	11.0	18.3	18.1	10.5

Selected balance sheet information of BoCom
		At 30 Sep
		2018	2017
	Footnotes	$m	$m
Cash and balances at central banks		125,414	146,029
Loans and advances to banks and other financial institutions		102,980	120,403
Loans and advances to customers		686,951	662,706
Other financial assets		408,136	386,067
Other assets		42,106	58,202
Total assets		1,365,587	1,373,407
Deposits by banks and other financial institutions		304,395	366,993
Customer accounts		829,539	747,882
Other financial liabilities		94,900	123,751
Other liabilities		36,332	32,568
Total liabilities		1,265,166	1,271,194
Total equity	1	100,421	102,213

1	Due to the adoption of IFRS9, the opening equity of BoCom at 1 January 2018 was reduced by $4,053m.

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2018	2017
	$m	$m
Net interest income	19,295	19,080
Net fee and commission income	6,245	5,698
Change in expected credit losses/loan impairment charges	(5,602)	(4,286)
Depreciation and amortisation	(767)	(1,342)
Tax expense	(1,554)	(2,234)
Profit for the year	11,116	10,288
Other comprehensive income	190	(624)
Total comprehensive income	11,306	9,664
Dividends received from BoCom	611	565

Movements in interests in associates and joint ventures
		2018	2017
	Footnotes	$m	$m
As at 31 Dec 2017		22,744	20,029
Impact on transition to IFRS 9		(942)	N/A
At 1 Jan		21,802	20,029
Additions		81	60
Disposals		(85)	(67)
Share of results		2,536	2,375
Dividends		(910)	(740)
Exchange differences		(1,018)	1,144
Share of other comprehensive income of associates and joint ventures		(64)	(43)
Other movements		65	(14)
At 31 Dec	1	22,407	22,744

1	Includes goodwill of $511m (2017: $521m).
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		9, 126
Barrowgate Limited	24.64		137
BGF Group PLC	24.48		140
Bud Financial Limited	8.02		3, 9, 17
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00		148
CFAC Payment Scheme Limited	33.33		1, 3, 154
Chemi & Cotex (Rwanda) Limited	99.98	(33.99)	1, 160
Chemi & Cotex Kenya Limited	99.99	(33.99)	1, 166
Chemi and Cotex Industries Limited	100.00	(33.99)	1 , 179
EPS Company (Hong Kong) Limited	40.58		68
GZHS Research Co Ltd	33.00	(20.50)	1, 12, 181
HSBC Mortgage Limited Liability Partnership (in liquidation)	n/a		7, 190
Icon Brickell LLC (in liquidation)	n/a		7,192
Jeppe Star Limited	100.00	(33.99)	123
MENA Infrastructure Fund (GP) Ltd	33.33		142
Northstar Trade Finance Inc.	20.08		197
Novo Star Limited	33.99		198
PEF 2005 (A) Limited Partnership	n/a		7, 57
PEF 2005 (D) Limited Partnership	n/a		7, 57
PEF 2010 (A) Limited Partnership	n/a		7, 57
Peregrine Capital (India) Private Limited	33.46		91
Prisma Medios de Pago S.A.	7.06		1, 205
Quantexa Limited	10.51		9, 204
Services Epargne Entreprise	14.35		4, 9, 59
The London Gold Market Fixing Limited	n/a		1, 7, 180
The Saudi British Bank	40.00		194
Vizolution Limited	17.95		9, 123
We Trade Innovation Designated Activity Company	8.52		9, 84

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil.

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• decreases by 13 basis points
• Long-term asset growth rate	• increases by 12 basis points
• Discount rate	• increases by 16 basis points
• Loan impairment charge as a percentage of customer advances	• increases by 2 basis points
• Risk-weighted assets as a percentage of total assets	• increases by 77 basis points
• Cost-income ratio	• increases by 50 basis points
• Long-term effective tax rate	• increases by 123 basis points
• Regulatory capital requirements – capital adequacy ratio	• increases by 14 basis points
• Regulatory capital requirements – tier 1 capital adequacy ratio	• increases by 75 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2018
Long-term profit growth rate	100	2.6	20.6	(10)	(0.2)	17.8
Long-term asset growth rate	(10)	0.3	18.3	100	(2.8)	15.3
Discount rate	(142)	3.2	21.3	28	(0.5)	17.5
Loan impairment charge as a percentage of customer advances	2018-22: 0.70% 2023 onwards: 0.65%	0.9	18.9	2018-22: 0.83% 2023 onwards: 0.77%	(1.0)	17.0
Risk-weighted assets as a percentage of total assets	(140)	0.5	18.6	80	(0.3)	17.8
Cost-income ratio	(160)	1.1	19.2	200	(1.4)	16.7
Long term effective tax rate	(280)	0.7	18.7	250	(0.6)	17.5
Earnings in short to medium term – compound annual growth rate[1]	204	1.6	19.6	(366)	(2.5)	15.5
Regulatory capital requirements – capital adequacy ratio	—	—	18.0	258	(5.0)	13.0
Regulatory capital requirements - tier 1 capital adequacy ratio	—	—	18.0	243	(3.2)	14.8
At 31 Dec 2017
Long-term profit growth rate	200	6.6	24.9	—	—	18.3
Long-term asset growth rate	(20)	0.5	18.9	200	(7.1)	11.2
Discount rate	(35)	0.7	19.1	65	(1.2)	17.1
Loan impairment charge as a percentage of customer advances	2017-20: 0.71% 2021 onwards: 0.70%	0.1	18.5	2017-20: 0.90% 2021 onwards: 0.77%	(1.3)	17.0
Risk-weighted assets as a percentage of total assets	(60)	0.2	18.6	30	(0.1)	18.2
Cost-income ratio	(173)	1.5	19.8	—	—	18.3
Long-term effective tax rate	(120)	0.3	18.6	250	(0.67)	17.7
Earnings in short to medium term – compound annual growth rate[1]	288	2.8	21.1	(311)	(3.6)	14.7
Regulatory capital requirements – capital adequacy ratio	—	—	18.3	248	(5.6)	12.7
Regulatory capital requirements – tier 1 capital adequacy ratio	—	—	18.3	234	(3.5)	14.8

1	Based on management’s explicit forecasts over the short to medium term.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2018	2017
	$m	$m
HSBC’s share of total shareholders’ equity	17,275	17,551
Goodwill and other intangible assets	479	506
Carrying amount	17,754	18,057

Summarised aggregate financial information for all associates excluding BoCom
	2018	2017
	$m	$m
Carrying amount	4,482	4,520
HSBC’s share of:
– total assets	20,470	20,625
– total liabilities	15,675	16,119
– revenues	959	1,051
– profit or loss from continuing operations	487	487

Movements in interests in associates and joint ventures

Movements in interests in associates and joint ventures
		2018	2017
	Footnotes	$m	$m
As at 31 Dec 2017		22,744	20,029
Impact on transition to IFRS 9		(942)	N/A
At 1 Jan		21,802	20,029
Additions		81	60
Disposals		(85)	(67)
Share of results		2,536	2,375
Dividends		(910)	(740)
Exchange differences		(1,018)	1,144
Share of other comprehensive income of associates and joint ventures		(64)	(43)
Other movements		65	(14)
At 31 Dec	1	22,407	22,744

1	Includes goodwill of $511m (2017: $521m).
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HCM Holdings Limited	50.99		36
House Network Sdn Bhd	25.00		15
HSBC Jintrust Fund Management Company Limited	49.00		12, 93
HSBC Saudi Arabia	49.00	(69.40)	191
ProServe Bermuda Limited	50.00		107
Sino AG	24.94	(20.11)	208
The London Silver Market Fixing Limited	n/a		1, 7, 180
Vaultex UK Limited	50.00		109